UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Matrix Asset Advisors, Inc.

Address:   747 Third Avenue, 31st Floor
           New York, NY  10017


Form 13F File Number: 028-05690


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David A. Katz
Title:  President
Phone:  (212) 486-2004

Signature,  Place,  and  Date  of  Signing:

/s/ David A. Katz                  747 Third Avenue NY, NY 10017      11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-12230        Alps Advisers, Inc.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              83

Form 13F Information Table Value Total:  $      672,715
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
3M Company                     COM            88579y101     1292    17995 SH       SOLE                  17995      0     0
AT&T Inc.                      COM            00206r102      212     7447 SH       SOLE                   7447      0     0
Abbott Laboratories            COM            002824100     2423    47385 SH       SOLE                  47385      0     0
Ace Ltd                        COM            G0070K103     1291    21310 SH       SOLE                  21310      0     0
Alcoa Inc.                     COM            013817101    14874  1554241 SH       SOLE       407000   1068441      0 78800
American Electric Power Co Inc COM            025537101      596    15680 SH       SOLE                  15680      0     0
American Express Co.           COM            025816109    19101   425415 SH       SOLE       108000    301715      0 15700
Analog Devices                 COM            032654105    19215   614891 SH       SOLE       172000    415391      0 27500
Apache                         COM            037411105     1127    14041 SH       SOLE                  14041      0     0
Archer-Daniels-Midland Co.     COM            039483102    15397   620583 SH       SOLE       160000    426683      0 33900
Automatic Data Processing      COM            053015103      549    11645 SH       SOLE                  11645      0     0
BB&T Corporation               COM            054937107    12366   579727 SH       SOLE       140000    406727      0 33000
Bank of America Corp.          COM            060505104      892   145799 SH       SOLE                 145799      0     0
Bank of New York Mellon Corp.  COM            064058100     6003   322899 SH       SOLE       121300    181399      0 20200
CBIZ Inc                       COM            124805102       72    10927 SH       SOLE                  10927      0     0
CSX Corp.                      COM            126408103      913    48905 SH       SOLE                  48905      0     0
CVS Caremark Corp.             COM            126650100    14244   424185 SH       SOLE       80000     316485      0 27700
Carnival Cruise Lines Inc Cl.  COM            143658300    14855   490278 SH       SOLE       140000    324778      0 25500
Chevron Corp.                  COM            166764100    23897   258285 SH       SOLE       63000     183985      0 11300
Cisco Systems Inc              COM            17275R102    21492  1387465 SH       SOLE       340000    965965      0 81500
Coca-Cola Co.                  COM            191216100    12634   187002 SH       SOLE       31000     151902      0  4100
Comcast Corp. - Special Class  COM            20030N200     2914   140655 SH       SOLE                 140655      0     0
Compugen Ltd                   COM            011768504      200    50000 SH       SOLE                  50000      0     0
ConocoPhillips                 COM            20825c104    25503   402764 SH       SOLE       107300    277164      0 18300
Consolidated Edison, Inc.      COM            209115104      606    10630 SH       SOLE                  10630      0     0
Corning Inc.                   COM            219350105    17719  1433581 SH       SOLE       370000    988081      0 75500
Dell Inc                       COM            24702r101    22282  1574668 SH       SOLE       422000   1077268      0 75400
Devon Energy Co.               COM            25179m103    19713   355570 SH       SOLE       89000     249870      0 16700
Dominion Resources             COM            257470104      597    11755 SH       SOLE                  11755      0     0
Duke Energy Corporation        COM            26441c105      611    30576 SH       SOLE                  30576      0     0
Ebay Inc                       COM            278642103    26813   909230 SH       SOLE       245233    633797      0 30200
Expedia Inc.                   COM            30212p105     6445   250283 SH       SOLE       68000     182283      0     0
Exxon Mobil Corporation        COM            30231g102     4182    57580 SH       SOLE                  57580      0     0
General Electric Co.           COM            369604103      864    56790 SH       SOLE                  56790      0     0
General Mills                  COM            370334104      550    14295 SH       SOLE                  14295      0     0
H.J. Heinz Company             COM            423074103      530    10500 SH       SOLE                  10500      0     0
Harris Corp.                   COM            413875105    17767   519963 SH       SOLE       135000    357463      0 27500
Hewlett-Packard Co.            COM            428236103      936    41707 SH       SOLE                  41707      0     0
Intel Corporation              COM            458140100      602    28214 SH       SOLE                  28214      0     0
International Business Machine COM            459200101     2944    16837 SH       SOLE                  16837      0     0
J. P. Morgan Chase & Co.       COM            46625H100    22292   740093 SH       SOLE       178000    529493      0 32600
Johnson & Johnson              COM            478160104     2019    31697 SH       SOLE                  31697      0     0
Kellogg Company                COM            487836108      418     7855 SH       SOLE                   7855      0     0
Kimberly Clark Inc.            COM            494368103      602     8475 SH       SOLE                   8475      0     0
Kraft Foods Inc - A            COM            50075n104      545    16220 SH       SOLE                  16220      0     0
Merck & Co., Inc.              COM            58933Y105      931    28470 SH       SOLE                  28470      0     0
MetLife Inc.                   COM            59156r108    19871   709421 SH       SOLE       172800    505221      0 31400
MicroIslet, Inc.               COM            59507q106        0    39000 SH       SOLE                  39000      0     0
Microsoft Corporation          COM            594918104    23546   946015 SH       SOLE       206500    690015      0 49500
Midwest Energy Emissions       COM            16947Y107        0    20000 SH       SOLE                  20000      0     0
Monster Worldwide Inc.         COM            611742107    12531  1745265 SH       SOLE       442000   1204265      0 99000
Morgan Stanley                 COM            617446448    11040   817798 SH       SOLE       190000    577898      0 49900
Oracle Corp.                   COM            68389X105     2279    79295 SH       SOLE                  79295      0     0
Pepsico, Inc.                  COM            713448108      546     8825 SH       SOLE                   8825      0     0
Procter & Gamble Co            COM            742718109    17120   270978 SH       SOLE       65000     194978      0 11000
Rockwell Collins Inc.          COM            774341101     1715    32500 SH       SOLE                  32500      0     0
Royal Dutch Shell PLC CL B     COM            780259107      685    11040 SH       SOLE                  11040      0     0
Schlumberger Ltd.              COM            806857108      999    16725 SH       SOLE                  16725      0     0
Schwab (Charles) Corp          COM            808513105     4803   426150 SH       SOLE       118000    286450      0 21700
Southern Co.                   COM            842587107      598    14105 SH       SOLE                  14105      0     0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
St. Jude Medical Inc.          COM            790849103    16936   467980 SH       SOLE       135000    309980      0 23000
Staples Inc.                   COM            855030102    15483  1164125 SH       SOLE       285000    799625      0 79500
State Street Corp.             COM            857477103    20680   643042 SH       SOLE       164000    448542      0 30500
Sysco Corp.                    COM            871829107      463    17880 SH       SOLE                  17880      0     0
TE Connectivity Ltd.           COM            H84989104    12069   428875 SH       SOLE       130000    284575      0 14300
Teva Pharma Inds ADR           COM            881624209     7526   202195 SH       SOLE       54000     138195      0 10000
Thermo Fisher Scientific       COM            883556102     1824    36020 SH       SOLE                  36020      0     0
Tidewater Inc.                 COM            886423102    19177   456053 SH       SOLE       124000    308053      0 24000
Time Warner Cable              COM            88732J207     1815    28961 SH       SOLE                  28961      0     0
Time Warner Inc                COM            887317303     1605    53552 SH       SOLE                  53552      0     0
United Parcel Service -Cl B    COM            911312106     2060    32615 SH       SOLE                  32615      0     0
United Tech. Corp.             COM            913017109     1829    26000 SH       SOLE                  26000      0     0
Valero Energy                  COM            91913Y100    12932   727320 SH       SOLE       199300    492420      0 35600
Vodafone Group PLC ADR         COM            92857w209    12171   474515 SH       SOLE       112000    345515      0 17000
Wal-Mart Stores Inc.           COM            931142103      359     6911 SH       SOLE                   6911      0     0
Walgreen Co.                   COM            931422109    20184   613686 SH       SOLE       162000    432686      0 19000
Wells Fargo and Company        COM            949746101    24687  1023518 SH       SOLE       262000    712818      0 48700
Western Union                  COM            959802109    19557  1279095 SH       SOLE       332000    890495      0 56600
Winston Pharmaceuticals        COM            975657107        0    10115 SH       SOLE                  10115      0     0
Wyndham Worldwide Corp         COM            98310w108     1477    51807 SH       SOLE                  51807      0     0
Zimmer Holdings Inc.           COM            98956P102    22117   413403 SH       SOLE       107000    288903      0 17500
E-Kong Group Ltd.                             G2952Q109        1    12500 SH       SOLE                  12500      0     0
Enviornmental Energy Service                  29406q101        0    10000 SH       SOLE                  10000      0     0


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